State Street SPDR Portfolio SP Sector Neutral Dividend ETF Expense Example - State Street SPDR Portfolio SP Sector Neutral Dividend ETF - State Street SPDR Portfolio SP Sector Neutral Dividend ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	16
Expense Example, with Redemption, 5 Years	28
Expense Example, with Redemption, 10 Years	$ 64